Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) - Number of Employees (Details) - employee	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Number of employees	22,776	19,028	23,200
MEXICO
Disclosure of geographical areas [line items]
Number of employees	5,474	4,501	5,370
ARGENTINA
Disclosure of geographical areas [line items]
Number of employees	5,169	4,376	5,405
UNITED STATES
Disclosure of geographical areas [line items]
Number of employees	2,684	1,596	2,255
ITALY
Disclosure of geographical areas [line items]
Number of employees	2,011	2,039	2,144
BRAZIL
Disclosure of geographical areas [line items]
Number of employees	1,817	1,360	1,360
ROMANIA
Disclosure of geographical areas [line items]
Number of employees	1,725	1,552	1,815
COLOMBIA
Disclosure of geographical areas [line items]
Number of employees	1,009	746	1,040
CANADA
Disclosure of geographical areas [line items]
Number of employees	758	561	772
INDONESIA
Disclosure of geographical areas [line items]
Number of employees	506	521	616
JAPAN
Disclosure of geographical areas [line items]
Number of employees	379	399	400
Other geographical areas [member]
Disclosure of geographical areas [line items]
Number of employees	1,244	1,377	2,023